Commitments	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Commitments
32.	Commitments

Commitments for purchases of property, plant and equipment and intangible assets as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31,
	2018	2019
Property, plant and equipment	8,677	4,702
Intangible assets	364	252

Total	9,041	4,954